Credit Risk - Summary of Consumer (Auto) Finance and Other Unsecured Lending by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 201,289	£ 199,340
NPL		1,868
Loss allowances	751	£ 940	£ 921	£ 1,108
NPL ratio		1.21%
Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 151,688
Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,987	12,135
NPL	130	122
Loss allowances	£ 305	£ 212
NPL ratio	1.00%	1.00%
Gross write-offs	£ 149	£ 152
Consumer finance and unsecured lending [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,045
Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	802
Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 140
Stage 3 ratio	1.08%
Consumer finance and unsecured lending [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		11,883
Consumer finance and unsecured lending [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		130
Consumer (auto) finance [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 7,347	6,957
NPL	43	34
Loss allowances	£ 85	£ 77
NPL ratio	0.59%	0.49%
Gross write-offs	£ 24	£ 32
Consumer (auto) finance [member] | Consumer finance and unsecured lending [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,950
Consumer (auto) finance [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	354
Consumer (auto) finance [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 43
Stage 3 ratio	0.59%
Consumer (auto) finance [member] | Consumer finance and unsecured lending [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		6,861
Consumer (auto) finance [member] | Consumer finance and unsecured lending [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		62
Personal loans [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,182	2,169
NPL	16	16
Loss allowances	47	44
Personal loans [member] | Consumer finance and unsecured lending [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,113
Personal loans [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	48
Personal loans [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	21
Personal loans [member] | Consumer finance and unsecured lending [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		2,129
Personal loans [member] | Consumer finance and unsecured lending [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		24
Credit Card [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,865	2,444
NPL	49	48
Loss allowances	112	62
Credit Card [member] | Consumer finance and unsecured lending [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,560
Credit Card [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	256
Credit Card [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	49
Credit Card [member] | Consumer finance and unsecured lending [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		2,377
Credit Card [member] | Consumer finance and unsecured lending [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		19
Overdrafts [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	593	565
NPL	22	24
Loss allowances	61	29
Overdrafts [member] | Consumer finance and unsecured lending [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	422
Overdrafts [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	144
Overdrafts [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	27
Overdrafts [member] | Consumer finance and unsecured lending [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		516
Overdrafts [member] | Consumer finance and unsecured lending [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		25
Other unsecured advances [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,640	5,178
NPL	87	88
Loss allowances	£ 220	£ 135
NPL ratio	1.54%	1.69%
Gross write-offs	£ 125	£ 120
Other unsecured advances [member] | Consumer finance and unsecured lending [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,095
Other unsecured advances [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	448
Other unsecured advances [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 97
Stage 3 ratio	1.72%
Other unsecured advances [member] | Consumer finance and unsecured lending [member] | Performing Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		5,022
Other unsecured advances [member] | Consumer finance and unsecured lending [member] | Early Arrear Loans [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers		£ 68